RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
26.	RELATED PARTY TRANSACTIONS

(a)	Details of outstanding balances with the Group's related parties as of December 31, 2015 and 2016 were as follows:

Amount due from related parties:

		As of December 31,
Name of related parties	Relationship	2015	2016

Beijing Dayun Culture Communication Co., Ltd. ("Dayun Culture") (1)	Invested by management members of the Group	$233	$-

Mr. Xu Qing (2)	Shareholder of the Company		835

Beijing AirMedia Advertising Co., Ltd. ("AM Jinshi") (3)	Wholly-owned subsidiary of AM Advertising	1,182	-

Beijing AirMedia Lianhe Advertising Co., Ltd. ("AirMedia Lianhe") (3)	Wholly-owned subsidiary of AM Advertising	615	-

AirMedia City (Beijing) Outdoor Advertising Co., Ltd. ("AM Outdoor") (3)	Wholly-owned subsidiary of AM Advertising	360	-

Beijing AirMedia Jinshi Advertising Co., Ltd. ("TianJin Jinshi") (3)	Wholly-owned subsidiary of AM Advertising	362	-

		$2,752	$835

(1)	The amounts due from Dayun Culture represent the unreceived consideration of $233 and Nil for selling 20% of equity interests in AirMedia Lianhe as of December 31, 2015 and 2016.

(2)	The amounts due from Mr. Xu Qing represents interest free advances to the related party in a short term basis for general business purpose.

(3)
The amounts due from AM Jinshi, AirMedia Lianhe, AM Outdoor and TianJin Jinshi represents the amount of concession using fees receivable as of December 31, 2015. These entities are subsidiaries of AM Advertising. The Group owns approximately 25% of equity interest of AM Advertising and accounted the investment in AM Advertising using equity method for the year ended December 31, 2015. Accordingly, the subsidiaries of AM Advertising were considered as related parties of the Group for the year ended December 31, 2015.

Due to various disputes incurred in fiscal 2016, management is no longer able to have significant influence in operating and strategic decision of AM Advertising and cannot access to AM Advertising’s financial information. Accordingly, the Group accounted its investment in AM Advertising using cost method (see Note 25) for the year ended December 31, 2016. AM Advertising and its subsidiaries are no longer related parties to the Group. As of December 31, 2016, all the balance related to AM Advertising and its subsidiaries are included in the other current asset (See Note 8) and accrued expenses and other current liabilities (See Note 15).

(b)	Details of outstanding balances with the Group's related parties as of December 31, 2015 and 2016 were as follows:

Amount due to related parties:

		As of December 31,
Name of related parties	Relationship	2015	2016

AirTV United (1)	Wholly-owned subsidiary of AM Advertising	$296	$-

AM Advertising (2)	Long term investment	15,093	-

		$15,389	$-

(1)
The amounts due to AirTV United raised from the restructuring before the disposal. AirTV United is a subsidiary of AM Advertising. The Group owns approximately 25% of equity interest of AM Advertising and accounted the investment in AM Advertising using equity method for the year ended December 31, 2015. Accordingly, AirTV United were considered as related parties of the Group for the year ended December 31, 2015.

Due to various disputes incurred in fiscal 2016, management is no longer able to have significant influence in operating and strategic decision of AM Advertising and cannot access to AM Advertising’s financial information. Accordingly, the Group accounted its investment in AM Advertising using cost method (see Note 25) for the year ended December 31, 2016. AM Advertising and its subsidiaries are no longer related parties to the Group. As of December 31, 2016, all the balance related to AM Advertising and its subsidiaries are included in the other current asset (See Note 8) and accrued expenses and other current liabilities (See Note 15).

(2)
The amounts due to AM Advertising mainly represent the concession fee payables for using concessions owned by AM Advertising, unpaid loans incurred before the disposal and related interests due to AM Advertising as of December 31, 2015. As of December 31, 2016, all the balance related to AM Advertising and its subsidiaries are included in other current asset (See Note 8) and accrued expenses and other current liabilities (See Note 15).

(c)	Details of related party transactions occurred, for the years ended December 31, 2014, 2015 and 2016 were as follows:

Revenues earned from:

		For the years ended December 31
Name of related parties	Relationship	2014	2015	2016

AM Jinshi (1)	Wholly-owned subsidiary of AM Advertising	-	278	-
AM Advertising (1)	Long term investment	-	2	-

		$-	$280	$-

Concession cost purchased from:

		For the years ended December 31
Name of related parties	Relationship	2014	2015	2016

AM Jinshi (1)	Wholly-owned subsidiary of AM Advertising	-	2	-
AM Advertising (1)	Long term investment	-	142	-

		$-	$144	$-

Equity transaction with related parties:

		For the years ended December 31
Name of related parties	Relationship	2014	2015	2016

Dayyun Culture (2)	Invested by management members of the Group	$2,766	$-	$-

		$2,766	$-	$-

(1)
Entities in continuing operations sold some concession in certain airports to discontinued operation. Also continuing operations purchased some concession in certain airports from discontinued operation after the disposal.

(2)	In August 2014, the Group sold 20% equity interest in AirMedia Lianhe, a wholly-owned subsidiary, to Dayun Culture, with a consideration of $2,766.